UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Strategic
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2013

1.808792.109

SI-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 42.2%
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 6.1%
Auto Components - 0.7%
Affinia Group, Inc. 7.75% 5/1/21 (f)		$ 1,015	$ 1,040
Chassix, Inc. 9.25% 8/1/18 (f)		6,565	6,942
Cooper Standard Auto, Inc. 8.5% 5/1/18		1,775	1,890
Dana Holding Corp.:
5.375% 9/15/21		3,475	3,414
6% 9/15/23		3,475	3,449
6.5% 2/15/19		3,770	4,006
6.75% 2/15/21		1,400	1,488
Delphi Corp.:
5% 2/15/23		9,005	9,298
5.875% 5/15/19		5,365	5,694
6.125% 5/15/21		5,255	5,741
Exide Technologies 8.625% 2/1/18 (c)		2,135	1,548
International Automotive Components Group SA 9.125% 6/1/18 (f)		5,245	5,402
Lear Corp. 4.75% 1/15/23 (f)		6,305	5,848
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (f)		2,855	2,748
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (f)(k)		4,095	4,290
Stoneridge, Inc. 9.5% 10/15/17 (f)		2,330	2,499
Tenneco, Inc.:
6.875% 12/15/20		6,205	6,732
7.75% 8/15/18		1,545	1,661
			73,690
Automobiles - 0.0%
Ford Motor Co. 7.45% 7/16/31		2,365	2,886
General Motors Corp.:
6.75% 5/1/28 (c)		10,670	0
7.125% 7/15/49 (c)		1,605	0
7.2% 1/15/11 (c)		4,015	0
7.4% 9/1/25 (c)		500	0
7.7% 4/15/16 (c)		7,804	0
8.25% 7/15/23 (c)		4,845	0
8.375% 7/15/33 (c)		7,015	0
			2,886
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)		$ 1,500	$ 1,476
LKQ Corp. 4.75% 5/15/23 (f)		1,090	1,011
			2,487
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 9.25% 9/1/19 (f)		18,715	20,212
Hotels, Restaurants & Leisure - 1.1%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	16,080	7,074
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		4,695	4,319
Chester Downs & Marina LLC 9.25% 2/1/20 (f)		1,520	1,531
Choice Hotels International, Inc. 5.75% 7/1/22		1,445	1,496
FelCor Lodging LP 5.625% 3/1/23		4,185	3,908
Graton Economic Development Authority 9.625% 9/1/19 (f)		10,505	11,556
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)		4,740	4,965
MCE Finance Ltd. 5% 2/15/21 (f)		11,220	10,771
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (f)(k)		2,333	2,310
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		3,256	3,573
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		1,135	1,155
Playa Resorts Holding BV 8% 8/15/20 (f)		1,295	1,366
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21 (f)		4,360	4,088
Seven Seas Cruises S de RL LLC 9.125% 5/15/19		670	730
Six Flags Entertainment Corp. 5.25% 1/15/21 (f)		7,515	7,158
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		584	117
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (f)		7,305	6,702
5.375% 3/15/22		14,400	14,472
7.75% 8/15/20		22,030	24,729
			112,020
Household Durables - 0.8%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)		3,165	3,102
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		2,595	2,608
D.R. Horton, Inc. 4.375% 9/15/22		5,395	4,909
Jarden Corp. 6.125% 11/15/22		100	104
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		$ 6,915	$ 7,505
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		24,830	24,923
6.875% 2/15/21		6,200	6,619
7.125% 4/15/19		4,910	5,217
8.25% 2/15/21		6,920	6,972
8.5% 5/15/18 (e)		445	465
9.875% 8/15/19		4,100	4,449
Standard Pacific Corp.:
8.375% 5/15/18		2,255	2,548
8.375% 1/15/21		4,340	4,883
Tempur Sealy International, Inc. 6.875% 12/15/20		2,010	2,100
Toll Brothers Finance Corp.:
4.375% 4/15/23		1,495	1,372
5.875% 2/15/22		5,175	5,291
			83,067
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.375% 2/1/21 (f)		4,010	3,980
Leisure Equipment & Products - 0.0%
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,505	1,595
Media - 2.6%
AMC Networks, Inc. 4.75% 12/15/22		3,080	2,880
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		6,575	6,033
5.25% 3/15/21 (f)		4,975	4,776
5.25% 9/30/22		7,240	6,697
5.75% 9/1/23 (f)		3,940	3,733
6.5% 4/30/21		10,200	10,353
6.625% 1/31/22		8,220	8,343
7.375% 6/1/20		5,685	6,140
8.125% 4/30/20		6,955	7,564
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		6,305	6,431
Checkout Holding Corp. 0% 11/15/15 (f)		3,225	2,649
Cinemark U.S.A., Inc.:
4.875% 6/1/23		4,875	4,485
5.125% 12/15/22		1,470	1,378
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Communications, Inc.:
5.5% 9/15/14		$ 485	$ 474
14% 2/1/21 pay-in-kind (f)		5,081	4,150
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		7,985	8,105
6.5% 11/15/22		21,590	22,022
DIRECTV Holdings LLC 2.75% 5/19/23	EUR	5,975	7,668
DISH DBS Corp.:
5% 3/15/23		21,765	20,187
5.125% 5/1/20		485	480
5.875% 7/15/22		24,820	24,448
6.75% 6/1/21		8,970	9,430
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (f)		2,245	2,329
EchoStar Communications Corp. 7.125% 2/1/16		9,330	10,251
Liberty Media Corp. 8.5% 7/15/29		6,535	6,927
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	0
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (f)		14,840	15,730
MDC Partners, Inc. 6.75% 4/1/20 (f)		3,930	3,979
Quebecor Media, Inc. 5.75% 1/15/23		7,660	7,220
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		1,495	1,458
Regal Entertainment Group:
5.75% 6/15/23		9,410	8,869
5.75% 2/1/25		1,425	1,315
Sheridan Group, Inc. 12.5% 4/15/14		2,986	2,986
Sinclair Television Group, Inc. 5.375% 4/1/21		4,940	4,693
Sirius XM Radio, Inc.:
4.25% 5/15/20 (f)		3,670	3,431
4.625% 5/15/23 (f)		2,450	2,236
5.25% 8/15/22 (f)		4,765	4,598
Starz LLC/Starz Finance Corp. 5% 9/15/19		4,305	4,262
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		6,140	6,217
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (f)		5,540	5,249
			260,176
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20		1,455	1,604
CST Brands, Inc. 5% 5/1/23 (f)		1,320	1,244
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Limited Brands, Inc. 5.625% 2/15/22		$ 6,880	$ 7,052
Office Depot, Inc. 9.75% 3/15/19 (f)		3,255	3,808
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (f)		5,250	5,329
Sally Holdings LLC 6.875% 11/15/19		3,305	3,619
Sonic Automotive, Inc. 5% 5/15/23		800	732
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (f)		2,770	2,950
			26,338
Textiles, Apparel & Luxury Goods - 0.4%
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (f)(k)		5,495	5,646
Hanesbrands, Inc. 6.375% 12/15/20		7,350	7,920
Levi Strauss & Co. 7.625% 5/15/20		9,350	10,075
Polymer Group, Inc. 7.75% 2/1/19		1,575	1,683
PVH Corp. 4.5% 12/15/22		10,925	10,324
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (f)		1,475	1,446
			37,094
TOTAL CONSUMER DISCRETIONARY			623,545
CONSUMER STAPLES - 1.4%
Food & Staples Retailing - 0.7%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (f)(k)		4,195	4,258
9.25% 2/15/19 (f)		8,755	9,674
ESAL GmbH 6.25% 2/5/23 (f)		10,175	8,979
Grifols, Inc. 8.25% 2/1/18		4,920	5,283
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (f)		9,880	9,423
Rite Aid Corp.:
6.75% 6/15/21 (f)		14,625	15,192
8% 8/15/20		4,380	4,895
9.25% 3/15/20		8,445	9,585
10.25% 10/15/19		1,835	2,064
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (f)		1,465	1,531
Tops Markets LLC 8.875% 12/15/17 (f)		2,820	3,088
			73,972
Food Products - 0.4%
B&G Foods, Inc. 4.625% 6/1/21		5,220	4,985
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Dean Foods Co. 9.75% 12/15/18		$ 5,075	$ 5,747
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		13,115	14,164
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		7,555	7,555
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (f)		3,315	3,489
Kazagro National Management Holding JSC 4.625% 5/24/23 (f)		1,680	1,535
Michael Foods, Inc. 9.75% 7/15/18		1,885	2,062
Post Holdings, Inc.:
7.375% 2/15/22		1,055	1,109
7.375% 2/15/22 (f)		1,445	1,519
			42,165
Household Products - 0.0%
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (f)		1,415	1,475
6.625% 11/15/22 (f)		1,675	1,738
			3,213
Personal Products - 0.3%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,560	1,669
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)		1,235	1,121
NBTY, Inc. 9% 10/1/18		5,005	5,493
Prestige Brands, Inc. 8.125% 2/1/20		770	847
Revlon Consumer Products Corp. 5.75% 2/15/21 (f)		18,693	17,992
			27,122
TOTAL CONSUMER STAPLES			146,472
ENERGY - 6.9%
Energy Equipment & Services - 0.6%
Atwood Oceanics, Inc. 6.5% 2/1/20		1,120	1,173
Basic Energy Services, Inc. 7.75% 10/15/22		3,640	3,522
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		5,735	5,835
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (f)		3,410	3,521
Forbes Energy Services Ltd. 9% 6/15/19		3,755	3,774
Forum Energy Technologies, Inc. 6.25% 10/1/21 (f)		2,515	2,534
Offshore Group Investment Ltd. 7.125% 4/1/23		6,185	6,030
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Oil States International, Inc.:
5.125% 1/15/23 (f)		$ 3,665	$ 4,013
6.5% 6/1/19		3,855	4,086
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		9,695	10,422
Pioneer Drilling Co. 9.875% 3/15/18		3,410	3,683
Precision Drilling Corp. 6.5% 12/15/21		940	982
Pride International, Inc. 6.875% 8/15/20		3,150	3,754
Summit Midstream Holdings LLC 7.5% 7/1/21 (f)		2,035	2,101
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		1,615	1,704
Vier Gas Transport GmbH:
2.875% 6/12/25 (Reg. S)	EUR	2,700	3,636
3.125% 7/10/23	EUR	950	1,324
			62,094
Oil, Gas & Consumable Fuels - 6.3%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		7,005	6,585
Afren PLC 11.5% 2/1/16 (f)		2,775	3,170
Atlas Pipeline Escrow LLC 6.625% 10/1/20 (f)		3,615	3,687
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21 (f)		3,175	2,869
6.625% 10/1/20 (f)		1,210	1,234
Berry Petroleum Co. 10.25% 6/1/14		2,220	2,342
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19		3,750	4,115
9.625% 8/1/20		4,800	5,304
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		9,835	10,720
Chaparral Energy, Inc. 9.875% 10/1/20		1,845	2,076
Concho Resources, Inc.:
5.5% 4/1/23		13,120	12,956
6.5% 1/15/22		6,135	6,580
7% 1/15/21		2,855	3,126
Continental Resources, Inc.:
4.5% 4/15/23		7,475	7,335
5% 9/15/22		24,090	24,241
7.125% 4/1/21		2,540	2,838
8.25% 10/1/19		885	974
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19		6,825	7,166
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		$ 4,920	$ 5,228
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		7,290	7,080
Denbury Resources, Inc. 8.25% 2/15/20		3,877	4,255
DTEK Finance BV 9.5% 4/28/15 (f)		521	514
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19		5,125	5,125
Energy Partners Ltd. 8.25% 2/15/18		11,490	12,122
Energy Transfer Equity LP 7.5% 10/15/20		10,210	10,925
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		12,735	14,136
EXCO Resources, Inc. 7.5% 9/15/18		8,000	7,620
Forest Oil Corp. 7.5% 9/15/20		6,705	6,671
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,400	2,352
Georgian Oil & Gas Corp. 6.875% 5/16/17 (f)		3,410	3,504
Goodrich Petroleum Corp. 8.875% 3/15/19		3,485	3,624
Halcon Resources Corp. 8.875% 5/15/21		4,140	4,244
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		3,765	3,925
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		4,875	5,021
Inergy Midstream LP/Inergy Finance Corp. 6% 12/15/20 (f)		6,670	6,620
IPIC GMTN Ltd. 3.625% 5/30/23	EUR	4,615	6,247
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		3,510	3,843
7% 5/5/20 (f)		3,500	3,955
9.125% 7/2/18 (f)		4,425	5,387
KazMunaiGaz National Co.:
4.4% 4/30/23 (f)		2,675	2,495
5.75% 4/30/43 (f)		3,905	3,430
Kodiak Oil & Gas Corp. 5.5% 1/15/21 (f)		2,030	1,994
Laredo Pete, Inc. 7.375% 5/1/22		5,910	6,265
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		2,325	2,331
6.25% 6/15/22		6,243	6,571
6.75% 11/1/20		1,880	2,030
Naftogaz of Ukraine NJSC 9.5% 9/30/14		6,750	6,244
Newfield Exploration Co.:
5.625% 7/1/24		5,200	5,031
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Newfield Exploration Co.: - continued
6.875% 2/1/20		$ 12,875	$ 13,519
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (f)		2,245	2,245
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		7,324	7,763
Pan American Energy LLC 7.875% 5/7/21 (f)		7,090	7,090
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		9,325	9,651
Pemex Project Funding Master Trust:
6.625% 6/15/35		11,485	12,318
6.625% 6/15/38		465	492
8.625% 12/1/23		500	610
Petrobras Global Finance BV 2.4081% 1/15/19 (k)		4,585	4,493
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		5,230	5,254
6.875% 1/20/40		4,400	4,304
8.375% 12/10/18		4,735	5,652
Petroleos de Venezuela SA:
4.9% 10/28/14		17,655	16,613
5.375% 4/12/27		4,260	2,450
5.5% 4/12/37		2,650	1,471
8% 11/17/13		9,365	9,365
8.5% 11/2/17 (f)		46,300	41,948
9% 11/17/21 (Reg. S)		3,065	2,498
9.75% 5/17/35 (f)		9,815	7,459
12.75% 2/17/22 (f)		16,070	15,708
Petroleos Mexicanos:
3.5% 1/30/23		4,655	4,244
4.875% 1/24/22		3,930	4,014
4.875% 1/18/24		2,605	2,633
5.5% 1/21/21		4,960	5,327
5.5% 6/27/44		6,640	6,042
6% 3/5/20		2,990	3,293
6.5% 6/2/41		9,685	10,169
6.625% (f)(g)		17,028	17,198
8% 5/3/19		2,125	2,587
Pioneer Natural Resources Co. 7.5% 1/15/20		8,285	10,156
PT Adaro Indonesia 7.625% 10/22/19 (f)		7,344	7,652
PT Pertamina Persero:
4.3% 5/20/23 (f)		2,930	2,505
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PT Pertamina Persero: - continued
4.875% 5/3/22 (f)		$ 5,190	$ 4,697
5.25% 5/23/21 (f)		3,385	3,207
5.625% 5/20/43 (f)		3,130	2,441
6% 5/3/42 (f)		5,020	4,066
6.5% 5/27/41 (f)		5,130	4,463
QEP Resources, Inc. 5.25% 5/1/23		5,955	5,553
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		4,060	4,162
Range Resources Corp.:
5% 8/15/22		6,060	5,863
5% 3/15/23		9,130	8,765
5.75% 6/1/21		2,030	2,132
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		6,445	6,928
Rosetta Resources, Inc.:
5.625% 5/1/21		4,560	4,332
9.5% 4/15/18		3,565	3,841
Sabine Pass Liquefaction LLC 5.625% 4/15/23 (f)		7,375	7,071
SemGroup Corp. 7.5% 6/15/21 (f)		4,100	4,182
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,576
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (f)		1,300	1,274
6.375% 8/1/22		1,995	2,075
6.875% 2/1/21		2,785	2,973
Teekay Corp. 8.5% 1/15/20		3,695	3,954
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	671
7.625% 4/1/37		1,035	1,344
8.375% 6/15/32		1,155	1,520
Tesoro Corp.:
4.25% 10/1/17		2,970	3,044
5.375% 10/1/22		3,340	3,190
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20		1,010	1,007
6.125% 10/15/21		2,735	2,749
Venoco, Inc. 8.875% 2/15/19		3,090	3,113
W&T Offshore, Inc. 8.5% 6/15/19		4,890	5,183
Western Refining, Inc. 6.25% 4/1/21		6,375	6,248
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Whiting Petroleum Corp.:
5% 3/15/19		$ 3,480	$ 3,489
5.75% 3/15/21		3,480	3,576
WPX Energy, Inc. 6% 1/15/22		7,035	7,132
Zhaikmunai International BV 7.125% 11/13/19 (f)		5,430	5,688
			644,339
TOTAL ENERGY			706,433
FINANCIALS - 7.0%
Commercial Banks - 1.9%
Access Finance BV 7.25% 7/25/17 (f)		2,460	2,448
Akbank T.A.S. 7.5% 2/5/18 (f)	TRY	4,155	1,836
BBVA Paraguay SA 9.75% 2/11/16 (f)		4,580	4,809
CBOM Finance PLC 8.25% 8/5/14		2,440	2,525
CIT Group, Inc.:
5% 8/15/22		8,305	8,118
5.25% 3/15/18		8,005	8,385
5.375% 5/15/20		10,385	10,748
5.5% 2/15/19 (f)		35,510	37,286
Credit Commercial de France 1.875% 1/16/20	EUR	9,500	12,768
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)		1,745	1,597
Development Bank of Philippines 8.375% (g)(k)		6,540	6,867
FBN Finance Co. BV 8.25% 8/7/20 (f)(k)		2,580	2,580
Finansbank A/S:
5.15% 11/1/17 (f)		9,055	8,512
5.5% 5/11/16 (Reg. S)		2,790	2,734
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		6,095	6,461
HSBK (Europe) BV 7.25% 5/3/17 (f)		3,970	4,149
JSC Kazkommertsbank BV 8% 11/3/15 (f)		3,060	3,060
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		950	789
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		3,460	3,487
Magyar Export-Import Bank 5.5% 2/12/18 (f)		2,860	2,878
RSHB Capital SA 6% 6/3/21 (f)(k)		2,155	2,125
Svenska Handelsbanken AB 2.25% 8/27/20 (Reg. S)	EUR	11,033	14,982
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		3,550	2,734
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		$ 10,285	$ 11,377
Vnesheconombank Via VEB Finance PLC:
6.025% 7/5/22 (f)		4,350	4,470
6.8% 11/22/25 (f)		4,640	4,884
6.902% 7/9/20 (f)		7,355	8,072
Wells Fargo & Co. 2.25% 9/3/20 (Reg. S)	EUR	9,450	12,813
			193,494
Consumer Finance - 2.5%
Ally Financial, Inc.:
5.5% 2/15/17		7,530	7,902
7.5% 9/15/20		47,655	53,552
8% 3/15/20		39,660	45,609
General Motors Acceptance Corp. 8% 11/1/31		27,890	31,028
GMAC LLC 8% 11/1/31		64,378	72,425
SLM Corp.:
5.5% 1/25/23		19,170	17,552
6% 1/25/17		9,240	9,794
7.25% 1/25/22		8,430	8,578
8% 3/25/20		7,185	7,760
			254,200
Diversified Financial Services - 1.5%
Aquarius Investments Luxemburg 8.25% 2/18/16		5,805	6,095
Barry Callebaut Services NV 5.5% 6/15/23 (f)		5,915	5,941
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		7,200	6,318
Canada Housing Trust No. 1 2.35% 9/15/23 (f)	CAD	20,350	18,605
Citigroup, Inc. 5.9% (g)(k)		13,975	13,137
General Motors Financial Co., Inc.:
3.25% 5/15/18 (f)		2,880	2,801
4.25% 5/15/23 (f)		2,520	2,303
6.75% 6/1/18		6,140	6,800
GTB Finance BV 7.5% 5/19/16 (f)		3,875	4,073
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		4,195	4,489
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (f)		9,490	9,490
7.75% 1/15/16		6,865	7,088
8% 1/15/18		9,727	10,189
Indo Energy Finance BV 7% 5/7/18 (f)		6,410	6,186
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Landry's Acquisition Co. 9.375% 5/1/20 (f)		$ 905	$ 955
Magnesita Finance Ltd. 8.625% (f)(g)		2,595	2,426
MPH Intermediate Holding Co. 2 8.375% 8/1/18 pay-in-kind (f)(k)		7,870	8,062
Myriad International Holding BV 6% 7/18/20 (f)		2,645	2,791
Perusahaan Penerbit SBSN 6.125% 3/15/19 (f)		3,635	3,780
TMK Capital SA 7.75% 1/27/18		7,425	7,759
Unicredit Luxembourg SA 5.1875% 10/13/15 (f)		3,910	3,964
Unite (USAF) II PLC 3.374% 6/30/28	GBP	4,450	7,010
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(k)		7,394	7,108
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		6,320	6,668
			154,038
Insurance - 0.1%
CNO Financial Group, Inc. 6.375% 10/1/20 (f)		2,460	2,571
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)(h)		6,445	6,453
			9,024
Real Estate Investment Trusts - 0.5%
Corrections Corp. of America:
4.125% 4/1/20		4,935	4,676
4.625% 5/1/23		4,935	4,577
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		4,335	4,389
6.875% 5/1/21		7,955	8,373
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		13,845	13,845
7.5% 2/15/20		4,860	5,285
The Geo Group, Inc.:
5.125% 4/1/23 (f)		1,910	1,748
7.75% 10/15/17		2,845	2,970
			45,863
Real Estate Management & Development - 0.5%
CB Richard Ellis Services, Inc.:
5% 3/15/23		7,430	6,966
6.625% 10/15/20		5,565	5,941
Howard Hughes Corp. 6.875% 10/1/21 (f)		10,865	10,933
Realogy Corp.:
7.625% 1/15/20 (f)		6,330	7,058
7.875% 2/15/19 (f)		5,680	6,205
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
9% 1/15/20 (f)		$ 3,740	$ 4,320
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (f)		7,370	6,873
7.75% 4/15/20 (f)		2,754	3,009
Tesco Property Finance 5 PLC 5.6611% 10/13/41	GBP	2,487	4,300
			55,605
TOTAL FINANCIALS			712,224
HEALTH CARE - 3.9%
Health Care Equipment & Supplies - 0.0%
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18		2,270	2,469
Health Care Providers & Services - 3.1%
Community Health Systems, Inc.:
5.125% 8/15/18		4,870	4,955
7.125% 7/15/20		13,575	13,711
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,880
DaVita, Inc.:
5.75% 8/15/22		9,960	9,848
6.625% 11/1/20		10,185	10,822
Fresenius Medical Care U.S. Finance II, Inc.:
5.625% 7/31/19 (f)		15,215	15,862
5.875% 1/31/22 (f)		16,815	17,235
Gentiva Health Services, Inc. 11.5% 9/1/18		5,710	5,924
HCA Holdings, Inc.:
6.25% 2/15/21		5,850	5,945
7.75% 5/15/21		26,188	27,857
HCA, Inc.:
4.75% 5/1/23		6,115	5,756
5.875% 3/15/22		19,190	19,718
5.875% 5/1/23		20,650	20,289
6.5% 2/15/20		9,920	10,751
7.25% 9/15/20		18,835	20,483
7.5% 2/15/22		12,110	13,291
8% 10/1/18		1,365	1,570
Health Management Associates, Inc. 7.375% 1/15/20		2,985	3,270
HealthSouth Corp.:
5.75% 11/1/24		3,000	2,880
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
HealthSouth Corp.: - continued
8.125% 2/15/20		$ 7,395	$ 8,051
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		4,035	4,186
InVentiv Health, Inc. 11% 8/15/18 (f)		905	726
ResCare, Inc. 10.75% 1/15/19		2,735	3,056
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		3,075	2,937
8.125% 11/1/18		2,980	3,204
Tenet Healthcare Corp.:
4.375% 10/1/21 (f)		9,740	8,985
4.5% 4/1/21		4,300	4,031
4.75% 6/1/20		3,960	3,812
6% 10/1/20 (f)		4,400	4,499
6.25% 11/1/18		19,896	21,239
6.75% 2/1/20		1,140	1,137
6.875% 11/15/31		11,540	9,780
8% 8/1/20		7,245	7,680
8.125% 4/1/22 (f)		9,650	10,072
Truven Health Analytics, Inc. 10.625% 6/1/20		4,285	4,671
UHS Escrow Corp. 7% 10/1/18		1,020	1,079
			311,192
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (f)		4,860	5,492
Life Sciences Tools & Services - 0.0%
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)		3,970	4,461
Pharmaceuticals - 0.7%
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)		9,870	10,154
Valeant Pharmaceuticals International:
6.75% 8/15/18 (f)		14,250	15,248
6.75% 8/15/21 (f)		9,090	9,454
6.875% 12/1/18 (f)		8,900	9,412
7.5% 7/15/21 (f)		7,215	7,774
VPI Escrow Corp. 6.375% 10/15/20 (f)		18,005	18,725
			70,767
TOTAL HEALTH CARE			394,381
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - 4.3%
Aerospace & Defense - 0.3%
Alion Science & Technology Corp.:
10.25% 2/1/15		$ 800	$ 488
12% 11/1/14 pay-in-kind		1,521	1,524
Bombardier, Inc. 6.125% 1/15/23 (f)		4,810	4,810
GenCorp, Inc. 7.125% 3/15/21 (f)		1,340	1,404
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		15,595	16,765
7.125% 3/15/21		1,675	1,805
Triumph Group, Inc. 4.875% 4/1/21		4,990	4,803
			31,599
Airlines - 0.6%
Air Canada:
4.125% 5/15/25 (f)		2,630	2,475
5.375% 11/15/22 (f)		1,725	1,665
Aviation Capital Group Corp. 4.625% 1/31/18 (f)		3,555	3,536
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		766	784
6.125% 4/29/18 (f)		1,720	1,750
7.25% 11/10/19		4,312	4,873
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		8,638	9,610
8.021% 8/10/22		3,040	3,298
Hawaiian Airlines pass-thru certificates:
Series 2013-1 Class A, 3.9% 1/15/26		3,050	2,791
Series 2013-1 Class B, 4.95% 1/15/22		2,440	2,239
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,960	2,117
8.028% 11/1/17		532	549
U.S. Airways Group, Inc. 6.125% 6/1/18		7,310	7,008
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		4,712	5,171
Series 2012-2:
Class A, 4.625% 12/3/26		2,400	2,280
Class B, 6.75% 12/3/22		1,875	1,917
U.S. Airways pass-thru Trust Series 2013-1:
Class A, 3.95% 5/15/27		5,585	5,166
Class B, 5.375% 5/15/23		2,310	2,195
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		$ 5,604	$ 6,374
United Continental Holdings, Inc. 6.375% 6/1/18		960	977
			66,775
Building Products - 0.0%
Gibraltar Industries, Inc. 6.25% 2/1/21		770	778
Commercial Services & Supplies - 0.6%
ADS Tactical, Inc. 11% 4/1/18 (f)		1,620	1,466
ADT Corp. 6.25% 10/15/21 (f)		4,375	4,441
American Reprographics Co. 10.5% 12/15/16		4,570	4,776
Bakercorp International, Inc. 8.25% 6/1/19		2,915	2,900
Clean Harbors, Inc.:
5.125% 6/1/21		3,050	2,947
5.25% 8/1/20		3,395	3,361
Covanta Holding Corp. 7.25% 12/1/20		4,940	5,297
Garda World Security Corp. 9.75% 3/15/17 (f)		2,260	2,396
Iron Mountain, Inc. 5.75% 8/15/24		3,800	3,420
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)		885	889
Office Depot de Mexico SA de CV 6.875% 9/20/20 (f)		2,455	2,437
R.R. Donnelley & Sons Co.:
7% 2/15/22		3,500	3,518
7.875% 3/15/21		4,975	5,336
Tervita Corp.:
8% 11/15/18 (f)		4,295	4,311
9.75% 11/1/19 (f)		4,890	4,474
United Rentals North America, Inc. 8.375% 9/15/20		6,995	7,747
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (c)(f)		3,355	1,124
			60,840
Construction & Engineering - 0.2%
MasTec, Inc. 4.875% 3/15/23		5,255	4,927
Odebrecht Finance Ltd. 7.5% (f)(g)		12,845	12,460
			17,387
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (f)		2,505	2,330
6.5% 5/15/19 (f)		5,310	5,708
			8,038
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Machinery - 0.2%
Schaeffler Finance BV 4.75% 5/15/21 (f)		$ 4,880	$ 4,734
Terex Corp. 6% 5/15/21		12,145	12,282
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		3,460	3,875
			20,891
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.625% 11/1/17		2,585	2,682
Navios Maritime Holdings, Inc. 8.875% 11/1/17		11,300	11,809
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19		2,705	2,908
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (f)		3,240	3,418
			20,817
Road & Rail - 0.2%
JSC Georgian Railway 7.75% 7/11/22 (f)		2,575	2,678
Kansas City Southern de Mexico SA de CV 6.125% 6/15/21		439	496
Kenan Advantage Group, Inc. 8.375% 12/15/18 (f)		4,670	4,898
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (f)		3,485	3,886
Shortline PLC 9.5% 5/21/18 (f)		1,900	1,513
Swift Services Holdings, Inc. 10% 11/15/18		5,120	5,683
Western Express, Inc. 12.5% 4/15/15 (f)		4,010	2,286
			21,440
Trading Companies & Distributors - 1.8%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)		1,185	1,247
Aircastle Ltd.:
6.25% 12/1/19		5,850	6,186
7.625% 4/15/20		3,750	4,144
9.75% 8/1/18		9,000	9,945
International Lease Finance Corp.:
3.875% 4/15/18		7,100	6,860
4.625% 4/15/21		6,645	6,152
5.75% 5/15/16		7,580	8,037
5.875% 4/1/19		19,260	20,052
6.25% 5/15/19		19,100	20,055
6.75% 9/1/16 (f)		6,715	7,370
7.125% 9/1/18 (f)		27,064	30,244
8.25% 12/15/20		21,490	24,499
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
International Lease Finance Corp.: - continued
8.625% 1/15/22		$ 21,585	$ 24,877
8.75% 3/15/17		16,360	18,773
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)		1,505	1,528
			189,969
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		6,965	6,669
TOTAL INDUSTRIALS			445,203
INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.2%
Alcatel-Lucent U.S.A., Inc. 8.875% 1/1/20 (f)		2,695	2,843
Avaya, Inc. 10.5% 3/1/21 (f)		5,140	4,163
Brocade Communications Systems, Inc. 4.625% 1/15/23 (f)		3,330	3,072
Lucent Technologies, Inc.:
6.45% 3/15/29		9,235	7,804
6.5% 1/15/28		4,045	3,378
			21,260
Computers & Peripherals - 0.1%
Seagate HDD Cayman:
4.75% 6/1/23 (f)		9,740	9,375
7% 11/1/21		6,295	6,987
			16,362
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18		2,155	2,327
Flextronics International Ltd.:
4.625% 2/15/20		4,785	4,641
5% 2/15/23		2,495	2,370
Jabil Circuit, Inc. 4.7% 9/15/22		2,650	2,537
			11,875
Internet Software & Services - 0.2%
Bankrate, Inc. 6.125% 8/15/18 (f)		3,550	3,541
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,595	3,568
IAC/InterActiveCorp 4.75% 12/15/22		6,150	5,658
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
j2 Global, Inc. 8% 8/1/20		$ 3,460	$ 3,720
VeriSign, Inc. 4.625% 5/1/23 (f)		4,375	4,113
			20,600
IT Services - 0.4%
Audatex North America, Inc. 6% 6/15/21 (f)		7,195	7,339
Ceridian Corp. 11% 3/15/21 (f)		2,360	2,732
First Data Corp.:
11.25% 1/15/21 (f)		1,160	1,212
11.75% 8/15/21 (f)		7,305	7,049
NeuStar, Inc. 4.5% 1/15/23		1,850	1,660
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		11,774	12,775
13.375% 10/15/19		7,880	8,924
			41,691
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (f)		5,520	5,382
5.75% 2/15/21 (f)		5,005	5,080
5.75% 3/15/23 (f)		3,030	3,000
9.75% 8/1/18 (f)		3,382	3,800
Spansion LLC 11.25% 1/15/16 (c)(f)		4,255	0
			17,262
Software - 0.5%
Activision Blizzard, Inc.:
5.625% 9/15/21 (f)		18,545	18,568
6.125% 9/15/23 (f)		4,825	4,849
BMC Software Finance, Inc. 8.125% 7/15/21 (f)		10,015	10,391
Nuance Communications, Inc. 5.375% 8/15/20 (f)		2,445	2,311
SAP AG 2.125% 11/13/19	EUR	8,600	11,782
			47,901
TOTAL INFORMATION TECHNOLOGY			176,951
MATERIALS - 3.3%
Chemicals - 1.3%
Axiall Corp. 4.875% 5/15/23 (f)		1,585	1,502
Chemtura Corp. 5.75% 7/15/21		2,355	2,349
Eagle Spinco, Inc. 4.625% 2/15/21 (f)		2,690	2,582
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Chemicals - continued
Hexion U.S. Finance Corp. 6.625% 4/15/20		$ 11,765	$ 11,765
LSB Industries, Inc. 7.75% 8/1/19 (f)		1,680	1,743
Momentive Performance Materials, Inc.:
9% 1/15/21		2,205	1,885
10% 10/15/20		17,435	18,198
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20		44,218	46,429
Nufarm Australia Ltd. 6.375% 10/15/19 (f)		2,020	2,010
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(k)		7,545	7,696
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20 (f)		3,380	3,312
PolyOne Corp.:
5.25% 3/15/23 (f)		3,085	2,915
7.375% 9/15/20		1,845	2,030
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)		2,120	2,078
Taminco Global Chemical Corp. 9.75% 3/31/20 (f)		1,245	1,407
TPC Group, Inc. 8.75% 12/15/20 (f)		7,335	7,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (f)		9,985	9,910
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		2,450	2,560
			127,871
Construction Materials - 0.1%
CEMEX Finance LLC 9.375% 10/12/22 (f)		2,430	2,661
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		3,215	3,295
			5,956
Containers & Packaging - 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.875% 11/15/22 (f)		1,145	1,091
7% 11/15/20 (f)		3,005	2,885
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		2,060	2,204
Crown Cork & Seal, Inc.:
7.375% 12/15/26		11,295	12,425
7.5% 12/15/96		3,685	3,459
Graphic Packaging International, Inc. 4.75% 4/15/21		1,555	1,508
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
Sappi Papier Holding GmbH:
7.75% 7/15/17 (f)		$ 2,600	$ 2,704
8.375% 6/15/19 (f)		3,515	3,673
Sealed Air Corp. 5.25% 4/1/23 (f)		2,540	2,407
Silgan Holdings, Inc. 5% 4/1/20		9,600	9,360
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		3,147	3,540
			45,256
Metals & Mining - 1.4%
Aleris International, Inc.:
6% 6/1/20 (f)		33	66
9% 12/15/14 pay-in-kind (c)(k)		2,790	0
Alrosa Finance SA 7.75% 11/3/20 (f)		3,935	4,348
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)		1,040	1,069
Edgen Murray Corp. 8.75% 11/1/20 (f)		5,920	6,009
EVRAZ Group SA:
6.5% 4/22/20 (f)		2,625	2,408
8.25% 11/10/15 (f)		8,815	9,432
9.5% 4/24/18 (Reg. S)		3,150	3,410
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)		6,325	6,483
6.875% 2/1/18 (f)		7,685	8,031
6.875% 4/1/22 (f)		9,290	9,290
8.25% 11/1/19 (f)		20,335	21,911
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		4,665	3,685
IAMGOLD Corp. 6.75% 10/1/20 (f)		6,945	6,060
Inmet Mining Corp. 7.5% 6/1/21 (f)		3,015	3,090
Metinvest BV 10.25% 5/20/15 (f)		5,070	5,070
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (f)		2,265	1,869
Mirabela Nickel Ltd. 8.75% 4/15/18 (f)		1,135	443
New Gold, Inc.:
6.25% 11/15/22 (f)		4,520	4,396
7% 4/15/20 (f)		1,480	1,524
Nord Gold NV 6.375% 5/7/18 (f)		4,175	3,872
Polyus Gold International Ltd. 5.625% 4/29/20 (f)		4,865	4,761
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)		1,685	1,795
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)		3,435	3,461
RathGibson, Inc. 11.25% 2/15/14 (c)		5,755	0
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		$ 7,005	$ 7,250
11.25% 10/15/18		10,610	10,955
Severstal Columbus LLC 10.25% 2/15/18		5,200	5,525
Southern Copper Corp.:
6.75% 4/16/40		2,685	2,613
7.5% 7/27/35		3,875	4,111
Steel Dynamics, Inc. 5.25% 4/15/23 (f)		2,365	2,229
			145,166
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		1,410	1,459
Clearwater Paper Corp. 7.125% 11/1/18		1,225	1,317
NewPage Corp.:
6.515% 5/1/49 (c)(k)		1,770	0
11.375% 12/31/14 (c)		4,404	0
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		5,480	0
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19		7,010	7,238
			10,014
TOTAL MATERIALS			334,263
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 1.7%
Alestra SA de RL de CV 11.75% 8/11/14		3,155	3,380
Altice Financing SA 7.875% 12/15/19 (f)		4,820	5,085
Altice Finco SA 9.875% 12/15/20 (f)		5,655	6,093
Citizens Communications Co.:
7.875% 1/15/27		4,895	4,650
9% 8/15/31		3,655	3,582
Consolidated Communications, Inc. 10.875% 6/1/20		2,395	2,742
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (f)		5,810	6,111
Eileme 2 AB 11.625% 1/31/20 (f)		9,395	10,898
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		4,990	5,077
Frontier Communications Corp.:
7.625% 4/15/24		8,475	8,475
8.5% 4/15/20		12,120	13,393
8.75% 4/15/22		6,585	7,194
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		3,105	3,245
Level 3 Communications, Inc. 8.875% 6/1/19		1,640	1,755
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Financing, Inc.:
8.125% 7/1/19		$ 3,845	$ 4,114
8.625% 7/15/20		8,760	9,570
Lynx I Corp. 5.375% 4/15/21 (f)		3,220	3,140
Lynx II Corp. 6.375% 4/15/23 (f)		1,820	1,811
Sprint Capital Corp.:
6.875% 11/15/28		30,795	27,485
8.75% 3/15/32		8,031	8,162
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		2,585	2,559
Telenor ASA 2.5% 5/22/25 (Reg. S)	EUR	8,350	10,870
TW Telecom Holdings, Inc.:
5.375% 10/1/22		11,580	11,059
5.375% 10/1/22 (f)		3,980	3,801
6.375% 9/1/23 (f)		2,355	2,343
U.S. West Communications:
6.875% 9/15/33		2,535	2,456
7.25% 9/15/25		535	598
7.25% 10/15/35		1,455	1,428
Virgin Media Finance PLC 4.875% 2/15/22		5,445	4,574
			175,650
Wireless Telecommunication Services - 3.0%
Crown Castle International Corp. 5.25% 1/15/23		8,270	7,608
Digicel Group Ltd.:
6% 4/15/21 (f)		28,475	26,624
7% 2/15/20 (f)		980	971
8.25% 9/1/17 (f)		10,205	10,626
8.25% 9/30/20 (f)		47,595	49,261
10.5% 4/15/18 (f)		34,610	37,162
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (f)		19,610	18,335
6.625% 12/15/22 (f)		27,585	27,378
7.25% 4/1/19		11,235	12,021
7.25% 10/15/20		15,330	16,365
7.5% 4/1/21		27,065	29,230
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (f)		8,355	8,397
6.625% 4/1/23 (f)		8,355	8,376
7.875% 9/1/18		3,933	4,253
Millicom International Cellular SA 4.75% 5/22/20 (f)		2,560	2,381
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
MTS International Funding Ltd.:
5% 5/30/23 (f)		$ 6,050	$ 5,551
8.625% 6/22/20 (f)		8,840	10,287
NII Capital Corp. 7.625% 4/1/21		2,545	1,807
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		11,684	11,567
Sprint Corp. 7.25% 9/15/21 (f)		2,660	2,687
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		5,975	6,229
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		4,465	4,800
VimpelCom Holdings BV 5.2% 2/13/19 (f)		2,790	2,766
			304,682
TOTAL TELECOMMUNICATION SERVICES			480,332
UTILITIES - 2.9%
Electric Utilities - 0.2%
Aguila 3 SA:
7.875% 1/31/18 (f)		2,890	3,020
7.875% 1/31/18 (f)		4,735	4,948
Chivor SA E.S.P. 9.75% 12/30/14 (f)		2,355	2,576
Comision Federal de Electricid 5.75% 2/14/42 (f)		1,600	1,480
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		7,849	4,003
Hrvatska Elektroprivreda 6% 11/9/17 (f)		1,255	1,286
Majapahit Holding BV 7.75% 1/20/20 (f)		2,110	2,326
Mirant Americas Generation LLC 9.125% 5/1/31		4,075	4,279
			23,918
Gas Utilities - 0.3%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		2,185	2,354
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	7,948
8% 3/1/32		3,550	4,583
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,435	2,557
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		2,721	2,911
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		15,285	13,757
			34,110
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 2.3%
Atlantic Power Corp. 9% 11/15/18		$ 9,120	$ 9,166
Calpine Corp.:
7.5% 2/15/21 (f)		5,693	6,049
7.875% 7/31/20 (f)		15,241	16,422
7.875% 1/15/23 (f)		16,661	17,536
Energy Future Holdings Corp.:
10.875% 11/1/17		10,985	6,152
11.25% 11/1/17 pay-in-kind (k)		8,822	4,940
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (f)		7,430	7,560
10% 12/1/20		55,228	58,197
10% 12/1/20 (f)		11,210	11,771
11% 10/1/21		30,866	33,258
12.25% 12/1/18 pay-in-kind (f)(k)		3,972	2,458
12.25% 3/1/22 (f)		33,710	37,924
Listrindo Capital BV 6.95% 2/21/19 (f)		2,440	2,477
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		2,880	3,470
The AES Corp. 4.875% 5/15/23		5,485	5,128
TXU Corp.:
5.55% 11/15/14		1,864	727
6.5% 11/15/24		15,240	4,877
6.55% 11/15/34		29,755	9,522
			237,634
Multi-Utilities - 0.1%
Puget Energy, Inc. 5.625% 7/15/22		3,690	3,915
TOTAL UTILITIES			299,577
TOTAL NONCONVERTIBLE BONDS (Cost $4,209,132)			4,319,381
U.S. Government and Government Agency Obligations - 18.3%

U.S. Government Agency Obligations - 1.2%
Fannie Mae:
0.5% 7/2/15		74,366	74,566
0.5% 3/30/16		9,694	9,670
0.625% 8/26/16		5,287	5,271
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency Obligations - continued
Federal Home Loan Bank 1% 6/21/17		$ 8,670	$ 8,674
Tennessee Valley Authority:
1.75% 10/15/18		15,059	15,077
3.5% 12/15/42		761	620
5.25% 9/15/39		2,111	2,301
5.375% 4/1/56		7,000	7,539
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			123,718
U.S. Treasury Obligations - 16.4%
U.S. Treasury Bonds:
3.125% 2/15/43		126,936	113,707
3.625% 8/15/43		76,228	75,335
5.25% 2/15/29		18,341	22,932
5.375% 2/15/31		24,494	31,241
6.125% 8/15/29 (i)		9,280	12,673
7.5% 11/15/16 (j)		2,850	3,448
7.5% 11/15/24		5,690	8,313
7.875% 2/15/21		6,800	9,537
8.125% 5/15/21		9,286	13,250
9.875% 11/15/15		11,595	13,928
U.S. Treasury Notes:
0.25% 7/15/15		91,225	91,164
0.25% 10/15/15		139,236	138,986
0.25% 4/15/16		3,728	3,707
0.25% 5/15/16		20,407	20,275
0.375% 1/15/16		137,003	136,917
0.5% 7/31/17		61,952	60,800
0.625% 7/15/16		83,453	83,583
0.625% 4/30/18		28,163	27,380
0.75% 6/30/17		46,912	46,549
0.875% 11/30/16		24,887	25,004
0.875% 1/31/18		68,149	67,276
0.875% 7/31/19		44,096	42,108
1% 9/30/16		25,787	26,061
1% 10/31/16		32,941	33,258
1% 5/31/18		28,936	28,572
1.375% 11/30/15		14,493	14,804
1.375% 7/31/18		34,355	34,422
1.375% 9/30/18		23,336	23,325
1.5% 8/31/18		4,909	4,943
1.875% 8/31/17		7,700	7,953
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.875% 9/30/17		$ 5,400	$ 5,574
1.875% 10/31/17		13,764	14,197
2% 7/31/20		17,885	17,933
2% 9/30/20		128,010	127,910
2.375% 7/31/17		20,000	21,038
2.375% 6/30/18		7,978	8,372
2.5% 8/15/23		37,012	36,653
2.625% 4/30/16		3,137	3,309
2.75% 11/30/16		10,000	10,634
3% 9/30/16		8,408	8,994
3% 2/28/17		66,584	71,479
3.125% 10/31/16		20,033	21,523
3.125% 1/31/17		30,990	33,377
3.5% 2/15/18		46,613	51,220
4.5% 5/15/17		13,745	15,506
TOTAL U.S. TREASURY OBLIGATIONS			1,669,170
Other Government Related - 0.7%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.535% 12/7/20 (NCUA Guaranteed) (k)		3,130	3,133
Series 2011-R1 Class 1A, 0.6359% 1/8/20 (NCUA Guaranteed) (k)		5,658	5,689
Series 2011-R4 Class 1A, 0.5617% 3/6/20 (NCUA Guaranteed) (k)		2,768	2,775
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,550	3,612
2.35% 6/12/17 (NCUA Guaranteed)		31,000	32,174
3.45% 6/12/21 (NCUA Guaranteed)		25,300	26,446
TOTAL OTHER GOVERNMENT RELATED			73,829
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,860,896)			1,866,717
U.S. Government Agency - Mortgage Securities - 4.1%
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - 1.4%
2.031% 9/1/33 (k)		$ 572	$ 595
2.05% 11/1/35 (k)		386	402
2.303% 6/1/36 (k)		51	55
2.315% 10/1/35 (k)		43	45
2.362% 2/1/36 (k)		106	113
2.414% 1/1/35 (k)		288	301
2.415% 11/1/33 (k)		148	156
2.536% 6/1/42 (k)		523	537
2.558% 11/1/36 (k)		52	55
2.573% 5/1/36 (k)		67	72
2.586% 3/1/33 (k)		150	158
2.614% 9/1/36 (k)		155	166
2.614% 6/1/47 (k)		192	204
2.636% 2/1/37 (k)		585	624
2.638% 7/1/35 (k)		234	249
2.769% 4/1/36 (k)		417	446
2.935% 8/1/35 (k)		901	964
2.95% 11/1/40 (k)		338	354
2.959% 9/1/41 (k)		393	410
3.093% 10/1/41 (k)		183	191
3.18% 3/1/42 (k)		15,150	15,887
3.228% 7/1/41 (k)		624	653
3.365% 10/1/41 (k)		348	365
3.5% 1/1/26 to 9/1/26		130	137
3.5% 10/1/43 (h)		42,200	42,991
3.5% 10/1/43 (h)		42,200	42,991
3.545% 7/1/41 (k)		658	692
5% 5/1/22 to 12/1/22		12,178	12,984
5.5% 5/1/15 to 11/1/34		13,117	14,227
6% 6/1/16 to 10/1/16		56	58
6.13% 3/1/37 (k)		25	27
6.5% 10/1/13 to 8/1/36		7,518	8,426
7.5% 1/1/28		32	38
TOTAL FANNIE MAE			145,573
Freddie Mac - 0.3%
1.895% 3/1/35 (k)		168	174
2.03% 2/1/37 (k)		64	67
2.095% 8/1/37 (k)		93	97
2.137% 5/1/37 (k)		105	110
2.168% 6/1/33 (k)		332	348
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
2.175% 6/1/37 (k)		$ 32	$ 33
2.229% 3/1/37 (k)		37	39
2.311% 1/1/37 (k)		398	416
2.328% 1/1/36 (k)		93	98
2.35% 7/1/35 (k)		183	191
2.375% 5/1/37 (k)		81	86
2.38% 10/1/35 (k)		294	310
2.443% 6/1/37 (k)		311	333
2.468% 10/1/36 (k)		432	458
2.492% 4/1/35 (k)		33	36
2.507% 5/1/37 (k)		1,106	1,163
2.51% 5/1/37 (k)		579	607
2.548% 2/1/36 (k)		7	7
2.573% 6/1/37 (k)		68	72
2.595% 4/1/37 (k)		9	9
2.615% 9/1/35 (k)		83	88
2.673% 7/1/35 (k)		285	305
2.699% 4/1/37 (k)		127	135
2.795% 7/1/36 (k)		144	154
3.089% 9/1/41 (k)		3,304	3,449
3.124% 10/1/35 (k)		67	72
3.224% 4/1/41 (k)		379	396
3.242% 9/1/41 (k)		350	367
3.283% 6/1/41 (k)		472	493
3.464% 5/1/41 (k)		403	426
3.627% 6/1/41 (k)		633	669
3.717% 5/1/41 (k)		615	648
5.5% 11/1/18 to 7/1/35		13,197	14,128
6% 1/1/24		2,238	2,480
6.5% 7/1/14 to 3/1/22		1,100	1,201
8.5% 3/1/20		2	2
TOTAL FREDDIE MAC			29,667
Ginnie Mae - 2.4%
4% 6/15/24 to 3/15/26		8,986	9,566
4.3% 8/20/61 (o)		3,466	3,757
4.5% 3/15/25 to 6/15/25		6,805	7,293
4.515% 3/20/62 (o)		11,911	13,067
4.53% 10/20/62 (o)		3,572	3,935
4.55% 5/20/62 (o)		21,631	23,774
4.556% 12/20/61 (o)		12,841	14,084
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Ginnie Mae - continued
4.604% 3/20/62 (o)		$ 6,267	$ 6,896
4.626% 3/20/62 (o)		4,239	4,663
4.649% 2/20/62 (o)		2,317	2,551
4.65% 3/20/62 (o)		3,949	4,351
4.682% 2/20/62 (o)		3,065	3,375
4.684% 1/20/62 (o)		14,037	15,451
4.751% 12/20/60 (o)		3,396	3,709
4.804% 3/20/61 (o)		8,042	8,825
4.834% 3/20/61 (o)		14,437	15,857
5.47% 8/20/59 (o)		2,248	2,414
5.492% 4/20/60 (o)		9,270	10,365
5.5% 11/15/35		2,840	3,127
5.612% 4/20/58 (o)		3,785	3,964
6% 6/15/36 to 9/15/40		31,784	35,055
6.5% 8/20/38 to 9/20/38		38,489	43,363
7% 9/15/25 to 8/15/31		27	32
7.5% 2/15/22 to 8/15/28		55	65
8% 12/15/26		0*	0*
TOTAL GINNIE MAE			239,539
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $410,281)			414,779
Asset-Backed Securities - 0.0%

Tesco Property Finance 2 PLC 6.0517% 10/13/39 (Cost $4,590)	GBP	2,382	4,358
Collateralized Mortgage Obligations - 3.4%

U.S. Government Agency - 3.4%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.6789% 9/25/23 (k)		902	906
Series 2010-15 Class FJ, 1.1089% 6/25/36 (k)		7,172	7,350
Series 2010-86 Class FE, 0.6289% 8/25/25 (k)		865	871
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27		4,356	4,630
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		33	35
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class: - continued
Series 2003-113 Class PE, 4% 11/25/18		$ 1,164	$ 1,219
Series 2003-70 Class BJ, 5% 7/25/33		708	771
Series 2004-80 Class LD, 4% 1/25/19		405	411
Series 2005-19 Class PA, 5.5% 7/25/34		2,690	2,931
Series 2005-27 Class NE, 5.5% 5/25/34		3,846	4,087
Series 2005-52 Class PB, 6.5% 12/25/34		269	281
Series 2005-64 Class PX, 5.5% 6/25/35		2,580	2,845
Series 2010-118 Class PB, 4.5% 10/25/40		3,310	3,494
Series 2011-126 Class KB, 4% 12/25/41		3,844	3,887
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		118	125
Series 2003-117 Class MD, 5% 12/25/23		1,597	1,731
Series 2004-91 Class Z, 5% 12/25/34		5,081	5,588
Series 2004-95 Class AN, 5.5% 1/25/25		394	404
Series 2005-117 Class JN, 4.5% 1/25/36		808	872
Series 2005-14 Class ZB, 5% 3/25/35		2,210	2,434
Series 2005-47 Class HK, 4.5% 6/25/20		3,680	3,871
Series 2006-72 Class CY, 6% 8/25/26		2,268	2,537
Series 2009-14 Class EB, 4.5% 3/25/24		3,710	3,906
Series 2009-59 Class HB, 5% 8/25/39		2,880	3,101
Series 2010-97 Class CX, 4.5% 9/25/25		5,300	5,781
Series 2009-85 Class IB, 4.5% 8/25/24 (m)		569	48
Series 2009-93 Class IC, 4.5% 9/25/24 (m)		859	73
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		3,860	633
Series 2010-39 Class FG, 1.0989% 3/25/36 (k)		4,379	4,487
Series 2010-97 Class CI, 4.5% 8/25/25 (m)		1,796	178
Series 2011-67 Class AI, 4% 7/25/26 (m)		1,191	136
Series 2013-40 Class PV, 2% 1/25/26		5,496	5,569
Freddie Mac:
floater:
Series 2630 Class FL, 0.6823% 6/15/18 (k)		29	29
Series 2711 Class FC, 1.0823% 2/15/33 (k)		2,886	2,937
floater planned amortization class Series 2770 Class FH, 0.5823% 3/15/34 (k)		2,747	2,764
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35		3,368	3,494
Series 2101 Class PD, 6% 11/15/28		84	92
Series 2115 Class PE, 6% 1/15/14		2	2
Series 2376 Class JE, 5.5% 11/15/16		117	123
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class: - continued
Series 2381 Class OG, 5.5% 11/15/16		$ 68	$ 71
Series 2425 Class JH, 6% 3/15/17		158	168
Series 2672 Class MG, 5% 9/15/23		3,360	3,716
Series 2695 Class DG, 4% 10/15/18		2,462	2,570
Series 2996 Class MK, 5.5% 6/15/35		259	287
Series 3415 Class PC, 5% 12/15/37		1,361	1,464
Series 3763 Class QA, 4% 4/15/34		2,755	2,901
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		3,550	3,848
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		210	232
Series 2877 Class ZD, 5% 10/15/34		6,600	7,195
Series 3277 Class B, 4% 2/15/22		2,800	2,959
Series 3372 Class BD, 4.5% 10/15/22		9,606	10,255
Series 3578 Class B, 4.5% 9/15/24		3,740	3,972
Series 4176 Class BA, 3% 2/15/33		3,694	3,812
Series 2715 Class NG, 4.5% 12/15/18		1,821	1,930
Series 4181 Class LA, 3% 3/15/37		5,114	5,230
Series 4182 Class BA, 3% 6/15/37		20,687	21,325
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.68% 7/20/37 (k)		1,544	1,553
Series 2008-2 Class FD, 0.66% 1/20/38 (k)		392	394
Series 2008-73 Class FA, 1.04% 8/20/38 (k)		2,278	2,319
Series 2008-83 Class FB, 1.08% 9/20/38 (k)		2,363	2,407
Series 2009-108 Class CF, 0.7823% 11/16/39 (k)		2,019	2,038
Series 2009-116 Class KF, 0.7123% 12/16/39 (k)		1,766	1,779
Series 2010-9 Class FA, 0.7023% 1/16/40 (k)		2,736	2,755
Series 2010-H17 Class FA, 0.5126% 7/20/60 (k)(o)		5,895	5,784
Series 2010-H18 Class AF, 0.4859% 9/20/60 (k)(o)		6,361	6,246
Series 2010-H19 Class FG, 0.4859% 8/20/60 (k)(o)		8,192	8,048
Series 2010-H27 Series FA, 0.5659% 12/20/60 (k)(o)		2,415	2,380
Series 2011-H05 Class FA, 0.6859% 12/20/60 (k)(o)		4,410	4,373
Series 2011-H07 Class FA, 0.6859% 2/20/61 (k)(o)		7,584	7,521
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2011-H12 Class FA, 0.6759% 2/20/61 (k)(o)		$ 9,826	$ 9,739
Series 2011-H13 Class FA, 0.6859% 4/20/61 (k)(o)		3,941	3,908
Series 2011-H14:
Class FB, 0.6859% 5/20/61 (k)(o)		4,491	4,450
Class FC, 0.6859% 5/20/61 (k)(o)		4,326	4,288
Series 2011-H17 Class FA, 0.7159% 6/20/61 (k)(o)		5,732	5,693
Series 2011-H21 Class FA, 0.7859% 10/20/61 (k)(o)		6,249	6,223
Series 2012-H01 Class FA, 0.8859% 11/20/61 (k)(o)		5,178	5,178
Series 2012-H03 Class FA, 0.8859% 1/20/62 (k)(o)		3,191	3,191
Series 2012-H06 Class FA, 0.8159% 1/20/62 (k)(o)		5,078	5,063
Series 2012-H07 Class FA, 0.8159% 3/20/62 (k)(o)		3,006	2,994
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		972	988
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		783	793
Series 2010-99 Class PT, 3.5% 8/20/33		993	1,006
Series 2011-136 Class WI, 4.5% 5/20/40 (m)		2,304	442
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,257
Series 2010-H13 Class JA, 5.46% 10/20/59 (o)		8,768	9,405
Series 2010-H15 Class TP, 5.15% 8/20/60 (o)		11,668	12,973
Series 2010-H17 Class XP, 5.3018% 7/20/60 (k)(o)		16,742	18,599
Series 2010-H18 Class PL, 5.01% 9/20/60 (k)(o)		12,639	13,990
Series 2011-71:
Class ZB, 5.5% 8/20/34		10,842	12,171
Class ZC, 5.5% 7/16/34		11,172	12,437
Series 2012-64 Class KB, 3.5359% 5/20/41 (k)		1,915	2,153
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $344,954)			345,106
Commercial Mortgage Securities - 1.3%
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5447% 4/25/19 (k)		$ 10,177	$ 10,180
pass-thru certificates sequential payer:
Series K011 Class A2, 4.084% 11/25/20		2,480	2,669
Series K014 Class A2, 3.871% 4/25/21		6,110	6,482
Series K015 Class A2, 3.23% 7/25/21		10,980	11,160
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		14,020	15,285
Series K009 Class A2, 3.808% 8/25/20		20,970	22,273
Series K017 Class A2, 2.873% 12/25/21		15,590	15,383
Series K031 Class A2, 3.3% 4/25/23		23,900	23,829
Series K032 Class A1, 3.016% 2/25/23		19,370	20,035
Series K501 Class A2, 1.655% 11/25/16		5,440	5,509
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $135,223)			132,805
Foreign Government and Government Agency Obligations - 22.5%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		5,096	3,248
2.5% 12/31/38 (e)		2,570	912
7% 10/3/15		25,460	23,207
Aruba Government 4.625% 9/14/23 (f)		2,770	2,632
Bahamian Republic 6.95% 11/20/29 (f)		3,450	3,830
Bahrain Kingdom 6.125% 8/1/23 (f)		2,610	2,603
Banco Central del Uruguay:
value recovery A rights 1/2/21 (n)		500,000	0
value recovery B rights 1/2/21 (n)		750,000	0
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (f)		1,720	1,725
Barbados Government:
7% 8/4/22 (f)		1,783	1,712
7.25% 12/15/21 (f)		2,245	2,178
Belarus Republic:
8.75% 8/3/15 (Reg. S)		13,555	13,081
8.95% 1/26/18		2,795	2,620
Brazilian Federative Republic:
5.625% 1/7/41		12,275	12,244
7.125% 1/20/37		9,090	10,772
8.25% 1/20/34		5,940	7,811
10.125% 5/15/27		2,540	3,854
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Brazilian Federative Republic: - continued
12.25% 3/6/30		$ 6,840	$ 11,423
Buenos Aires Province 11.75% 10/5/15 (f)		3,275	3,111
Buoni Poliennali Del Tes:
2.25% 5/15/16	EUR	21,000	28,400
3.5% 12/1/18	EUR	26,250	35,622
5.5% 11/1/22	EUR	49,750	72,689
Canadian Government:
0.75% 5/1/14	CAD	41,050	39,790
1.25% 3/1/18	CAD	125,175	118,788
1.5% 6/1/23	CAD	46,950	41,534
3.5% 12/1/45	CAD	29,250	30,828
Central Bank of Nigeria warrants 11/15/20 (a)(n)		6,250	1,111
City of Buenos Aires 12.5% 4/6/15 (f)		9,060	9,332
Colombian Republic:
6.125% 1/18/41		4,940	5,385
7.375% 9/18/37		5,250	6,563
10.375% 1/28/33		7,910	11,944
Congo Republic 3.5% 6/30/29 (e)		13,198	11,351
Costa Rican Republic:
4.25% 1/26/23 (f)		2,865	2,586
4.375% 4/30/25 (f)		2,310	2,021
5.625% 4/30/43 (f)		1,910	1,666
Croatia Republic:
5.5% 4/4/23 (f)		4,865	4,658
6.25% 4/27/17 (f)		6,075	6,386
6.375% 3/24/21 (f)		4,715	4,892
6.625% 7/14/20 (f)		3,805	4,033
6.75% 11/5/19 (f)		5,410	5,789
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		1,570	1,429
6.25% 10/4/20 (f)		7,685	7,416
6.25% 7/27/21 (f)		3,640	3,458
7.4% 1/22/15 (f)		6,150	6,381
Dominican Republic:
1.25% 8/30/24 (k)		6,413	5,387
5.875% 4/18/24 (f)		2,695	2,486
7.5% 5/6/21 (f)		5,740	6,084
9.04% 1/23/18 (f)		3,649	3,923
El Salvador Republic:
7.625% 2/1/41 (f)		1,545	1,553
7.65% 6/15/35 (Reg. S)		2,435	2,435
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
El Salvador Republic: - continued
8.25% 4/10/32 (Reg. S)		$ 1,435	$ 1,521
European Economic Community 2.75% 4/4/22 (Reg. S)	EUR	3,725	5,365
European Union 2.75% 9/21/21	EUR	14,000	20,217
Export Credit Bank of Turkey 5.375% 11/4/16 (f)		900	927
French Government:
OAT 3.25% 5/25/45	EUR	18,000	23,392
2.5% 10/25/20	EUR	20,500	29,234
Gabonese Republic 8.2% 12/12/17 (f)		700	788
Georgia Republic 6.875% 4/12/21 (f)		3,850	4,062
German Federal Republic:
0% 6/13/14	EUR	67,300	90,996
0.25% 4/13/18	EUR	32,125	42,638
1.5% 2/15/23	EUR	75,220	100,133
2.5% 7/4/44	EUR	3,300	4,369
Ghana Republic 7.875% 8/7/23 (f)		2,610	2,532
Guatemalan Republic 5.75% 6/6/22 (f)		2,310	2,356
Hungarian Republic:
4.125% 2/19/18		4,432	4,388
7.625% 3/29/41		6,855	7,335
Indonesian Republic:
3.375% 4/15/23 (f)		2,640	2,251
4.625% 4/15/43 (f)		2,640	2,086
4.875% 5/5/21 (f)		7,805	7,727
5.25% 1/17/42 (f)		7,185	6,053
5.875% 3/13/20 (f)		7,290	7,691
6.625% 2/17/37 (f)		5,025	5,088
7.75% 1/17/38 (f)		7,700	8,701
8.5% 10/12/35 (Reg. S)		7,915	9,617
11.625% 3/4/19 (f)		8,270	10,999
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		11,805	11,539
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		26,802	31,842
5.5% 12/4/23		12,355	14,673
Italian Republic:
4.5% 7/15/15	EUR	36,450	51,540
5% 9/1/40	EUR	24,675	33,046
Ivory Coast 7.1% 12/31/32 (e)		1,580	1,390
Japan Government:
0.1% 4/15/15	JPY	2,050,000	20,855
1.1% 6/20/20	JPY	13,112,000	139,653
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Japan Government: - continued
1.8% 3/20/43	JPY	1,250,000	$ 12,970
1.9% 9/20/30	JPY	6,990,000	76,685
Jordanian Kingdom 3.875% 11/12/15		3,285	3,277
Latvian Republic 2.75% 1/12/20 (f)		4,785	4,540
Lebanese Republic:
4% 12/31/17		13,565	13,158
4.75% 11/2/16		2,750	2,695
5.15% 11/12/18		2,815	2,716
5.45% 11/28/19		5,445	5,118
6.375% 3/9/20		4,120	4,079
Lithuanian Republic:
6.125% 3/9/21 (f)		4,090	4,673
6.625% 2/1/22 (f)		4,370	5,146
7.375% 2/11/20 (f)		5,755	6,985
Moroccan Kingdom:
4.25% 12/11/22 (f)		3,360	3,066
5.5% 12/11/42 (f)		1,900	1,596
Panamanian Republic:
4.3% 4/29/53		2,330	1,817
6.7% 1/26/36		1,850	2,114
8.875% 9/30/27		1,875	2,578
Peruvian Republic:
4% 3/7/27 (e)		5,671	5,671
5.625% 11/18/50		980	1,019
8.75% 11/21/33		6,940	10,063
Philippine Republic:
7.75% 1/14/31		7,660	9,958
9.5% 2/2/30		7,115	10,566
10.625% 3/16/25		5,755	8,748
Plurinational State of Bolivia:
4.875% 10/29/22 (f)		4,720	4,254
5.95% 8/22/23 (f)		3,050	2,928
Provincia de Cordoba 12.375% 8/17/17 (f)		7,960	6,885
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		1,546	1,461
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		2,800	3,003
Republic of Armenia 6% 9/30/20 (f)		3,270	3,184
Republic of Iraq 5.8% 1/15/28 (Reg. S)		16,345	13,852
Republic of Namibia 5.5% 11/3/21 (f)		2,345	2,371
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Republic of Nigeria:
0% 10/10/13	NGN	356,000	$ 2,203
0% 11/7/13	NGN	508,110	3,117
5.125% 7/12/18 (f)		2,705	2,739
6.375% 7/12/23 (f)		2,385	2,430
6.75% 1/28/21 (f)		1,505	1,622
Republic of Paraguay 4.625% 1/25/23 (f)		855	767
Republic of Serbia:
4.875% 2/25/20 (f)		3,750	3,459
5.25% 11/21/17 (f)		1,845	1,831
6.75% 11/1/24 (f)		9,866	9,594
7.25% 9/28/21 (f)		2,500	2,603
Republic of Zambia 5.375% 9/20/22 (f)		2,660	2,314
Romanian Republic:
4.375% 8/22/23 (f)		3,800	3,629
6.75% 2/7/22 (f)		7,002	7,947
Russian Federation:
4.875% 9/16/23 (f)		2,200	2,250
5.625% 4/4/42 (f)		7,200	7,362
5.875% 9/16/43 (f)		2,600	2,688
7.5% 3/31/30 (Reg. S)		40,809	48,154
12.75% 6/24/28 (Reg. S)		17,035	29,428
South African Republic 5.875% 9/16/25		1,155	1,214
Spanish Kingdom:
3.75% 10/31/18	EUR	23,000	31,946
4% 7/30/15	EUR	30,000	42,152
5.4% 1/31/23 (f)	EUR	7,650	11,243
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		3,000	2,813
5.45% 2/9/17 (Reg. S)		1,945	2,059
Tanzania United Republic of 6.3921% 3/8/20 (k)		3,630	3,739
Turkish Republic:
4.875% 4/16/43		2,640	2,178
5.125% 3/25/22		3,795	3,786
5.625% 3/30/21		4,590	4,785
6% 1/14/41		6,140	5,910
6.25% 9/26/22		4,590	4,928
6.75% 4/3/18		6,310	6,988
6.75% 5/30/40		7,520	7,896
6.875% 3/17/36		12,320	13,059
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Turkish Republic: - continued
7% 3/11/19		$ 2,895	$ 3,257
7.25% 3/5/38		8,050	8,956
7.375% 2/5/25		11,420	12,905
7.5% 11/7/19		6,065	7,005
8% 2/14/34		2,075	2,469
11.875% 1/15/30		3,415	5,404
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		6,970	5,742
Ukraine Government:
6.25% 6/17/16 (f)		4,495	3,866
6.75% 11/14/17 (f)		2,715	2,318
7.75% 9/23/20 (f)		4,450	3,783
7.8% 11/28/22 (f)		3,940	3,280
7.95% 6/4/14 (f)		11,810	11,249
7.95% 2/23/21 (f)		3,575	3,048
9.25% 7/24/17 (f)		7,475	6,868
United Arab Emirates 7.75% 10/5/20 (Reg. S)		2,145	2,550
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18	GBP	39,175	62,586
1.75% 9/7/22	GBP	63,650	96,506
2.25% 3/7/14	GBP	13,600	22,196
3.5% 7/22/68	GBP	33,125	53,587
United Mexican States:
4.75% 3/8/44		13,356	12,054
5.75% 10/12/2110		4,986	4,687
6.05% 1/11/40		12,210	13,352
6.75% 9/27/34		8,795	10,422
7.5% 4/8/33		2,900	3,676
8.3% 8/15/31		2,600	3,562
Uruguay Republic 7.875% 1/15/33 pay-in-kind		7,700	9,906
Venezuelan Republic:
oil recovery rights 4/15/20 (n)		97,601	2,513
6% 12/9/20		3,990	2,899
7% 3/31/38		3,410	2,225
8.5% 10/8/14		7,320	7,320
9% 5/7/23 (Reg. S)		16,395	13,280
9.25% 9/15/27		1,858	1,510
9.25% 5/7/28 (Reg. S)		5,695	4,471
9.375% 1/13/34		5,025	3,970
11.75% 10/21/26 (Reg. S)		8,680	8,007
11.95% 8/5/31 (Reg. S)		15,185	14,008
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Venezuelan Republic: - continued
12.75% 8/23/22		$ 17,085	$ 17,017
13.625% 8/15/18		7,745	8,403
Vietnamese Socialist Republic:
1.25% 3/12/16 (k)		2,809	2,570
4% 3/12/28 (e)		14,597	12,407
6.875% 1/15/16 (f)		5,320	5,666
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,237,849)			2,295,396
Supranational Obligations - 0.4%

Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		2,385	2,457
European Investment Bank 3% 10/14/33	EUR	26,000	35,494
Korea Development Bank 1.5% 5/30/18 (Reg.S)	EUR	5,419	7,231
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $44,216)			45,182
Common Stocks - 0.7%
	Shares
CONSUMER DISCRETIONARY - 0.4%
Auto Components - 0.2%
Remy International, Inc.	122,400	2,478
TRW Automotive Holdings Corp. (a)	290,847	20,740
		23,218
Automobiles - 0.1%
General Motors Co. (a)	6,679	240
General Motors Co.:
warrants 7/10/16 (a)	133,743	3,533
warrants 7/10/19 (a)	133,743	2,488
Motors Liquidation Co. GUC Trust (a)	36,934	1,309
		7,570
Hotels, Restaurants & Leisure - 0.1%
PB Investor I LLC	37,963	57
Station Holdco LLC (a)(p)(q)	4,989,172	7,434
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Station Holdco LLC:
unit (p)(q)	57,186	$ 4
warrants 6/15/18 (a)(p)(q)	198,954	15
		7,510
Media - 0.0%
Haights Cross Communications, Inc. (a)	8,267	0
HMH Holdings, Inc. warrants 6/22/19 (a)(q)	32,078	48
RDA Holding Co. warrants 2/19/14 (a)(q)	9,559	0
		48
TOTAL CONSUMER DISCRETIONARY		38,346
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. (a)	142,776	642
FINANCIALS - 0.0%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A	3,883,237	1,002
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Rotech Healthcare, Inc.	68,275	1,262
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,430	0
Airlines - 0.0%
Delta Air Lines, Inc.	20,500	484
Building Products - 0.2%
Nortek, Inc. (a)	213,507	14,670
Nortek, Inc. warrants 12/7/14 (a)	7,154	143
		14,813
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	12,063	0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	6,088	$ 514
Class B (a)	2,029	171
		685
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (a)(f)	406,682	11,416
TOTAL INDUSTRIALS		27,398
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. (a)	5,625	142
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)	49,030	1,056
Spansion, Inc. Class A (a)	2,476	25
		1,081
TOTAL INFORMATION TECHNOLOGY		1,223
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A	467	34
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	5,694	577
Metals & Mining - 0.0%
Aleris International, Inc. (a)(q)	38,307	1,233
Paper & Forest Products - 0.0%
NewPage Corp.	19,100	1,585
TOTAL MATERIALS		3,429
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	205
TOTAL COMMON STOCKS (Cost $74,441)		73,507
Preferred Stocks - 0.6%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	4,000	$ 5,360
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	57,438	410
TOTAL CONVERTIBLE PREFERRED STOCKS		5,770
Nonconvertible Preferred Stocks - 0.5%
FINANCIALS - 0.5%
Commercial Banks - 0.2%
SunTrust Banks, Inc. Series E, 5.875%	300,475	6,508
Wells Fargo & Co. 5.20%	654,311	13,754
		20,262
Consumer Finance - 0.2%
Ally Financial, Inc. 7.00% (f)	25,686	24,530
Real Estate Investment Trusts - 0.1%
Public Storage Series V, 5.375%	390,000	8,206
TOTAL FINANCIALS		52,998
TOTAL PREFERRED STOCKS (Cost $52,914)		58,768
Floating Rate Loans - 1.7%
		Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.0%
Spotless Holdings Ltd.:
Tranche 1LN, term loan 5% 9/24/20 (k)		$ 1,370	1,373
Tranche 2LN, term loan 8.75% 2/24/21 (k)		1,690	1,698
			3,071
Hotels, Restaurants & Leisure - 0.3%
Centaur Acquisition LLC:
Tranche 1LN, term loan 5.25% 2/20/19 (k)		1,577	1,583
Tranche 2LN, term loan 8.75% 2/20/20 (k)		1,575	1,581
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (k)		$ 2,295	$ 2,398
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4341% 1/28/18 (k)		2,874	2,608
Hilton Worldwide Finance, LLC Tranche B, term loan 4% 9/23/20 (k)		13,260	13,227
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (k)		2,645	2,632
			24,029
Media - 0.2%
Livent, Inc.:
Tranche A, term loan 18% 1/15/49 pay-in-kind	CAD	8	8
Tranche B, term loan 18% 1/15/49 pay-in-kind	CAD	3	3
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (k)		4,264	4,322
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (k)		11,455	11,383
TWCC Holding Corp. Tranche 2LN, term loan 7% 6/26/20 (k)		3,010	3,089
			18,805
TOTAL CONSUMER DISCRETIONARY			45,905
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
BJ's Wholesale Club, Inc. Tranche 2LN, term loan 9.75% 3/26/20 (k)		545	555
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (k)		2,865	2,908
Rite Aid Corp. Tranche 2LN, term loan 5.75% 8/21/20 (k)		515	525
			3,988
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (k)		7,660	7,622
TOTAL CONSUMER STAPLES			11,610
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (k)		$ 3,231	$ 3,336
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (k)		3,209	3,113
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (k)		4,529	4,597
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/25/20 (k)		13,905	13,905
Tranche B 1LN, term loan 3.875% 9/25/18 (k)		1,090	1,089
Panda Sherman Power, LLC term loan 9% 9/14/18 (k)		2,000	2,020
Panda Temple Power, LLC term loan 7.25% 4/3/19 (k)		1,010	1,024
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (k)		1,270	1,270
			30,354
FINANCIALS - 0.0%
Real Estate Management & Development - 0.0%
Realogy Corp.:
Credit-Linked Deposit 3.1963% 10/10/13 (k)		298	298
Credit-Linked Deposit 4.4463% 10/10/16 (k)		567	567
			865
HEALTH CARE - 0.1%
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II Tranche B, term loan 4.25% 12/5/18 (k)		12,611	12,611
INDUSTRIALS - 0.3%
Airlines - 0.1%
Northwest Airlines Corp. Tranche A, term loan 2% 12/31/18 (k)		7,736	7,117
Commercial Services & Supplies - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (k)		1,741	1,736
Tranche B 2LN, term loan 8.25% 11/30/20 (k)		3,455	3,442
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (k)		2,195	2,217
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (k)		3,085	3,007
			10,402
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Machinery - 0.1%
Pinafore LLC Tranche B 2LN, term loan 3.75% 9/21/16 (k)		$ 8,760	$ 8,771
TOTAL INDUSTRIALS			26,290
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (k)		14,945	14,908
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (k)		638	638
Tranche 2LN, term loan 8.25% 5/22/21 (k)		300	301
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/24/20 (k)		6,160	6,376
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (k)		1,382	1,387
			23,610
MATERIALS - 0.0%
Construction Materials - 0.0%
Fairmount Minerals Ltd. Tranche B 2LN, term loan 5% 9/5/19 (k)		795	795
Metals & Mining - 0.0%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (k)		809	809
Tranche B 2LN, term loan 8.75% 1/25/21 (k)		490	494
			1,303
TOTAL MATERIALS			2,098
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (k)		7,194	7,212
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/14/20 (k)		395	401
			7,613
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.75% 3/31/17 (k)		$ 3,385	$ 3,393
TOTAL TELECOMMUNICATION SERVICES			11,006
UTILITIES - 0.1%
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (k)		1,767	1,753
Independent Power Producers & Energy Traders - 0.1%
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (k)		2,798	2,826
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (k)		2,470	2,464
			5,290
TOTAL UTILITIES			7,043
TOTAL FLOATING RATE LOANS (Cost $167,941)			171,392
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (k)		4,459	4,169
Goldman Sachs 1.1875% 12/14/19 (k)		4,086	3,820
1.25% 12/14/19 (k)		2,919	2,729
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $10,234)			10,718
Fixed-Income Funds - 0.5%
	Shares
Fidelity Floating Rate Central Fund (l) (Cost $35,278)	518,540	55,167
Preferred Securities - 0.9%
	Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	8,120	$ 8,545
NBCUniversal Enterprise, Inc. 5.25% (f)(g)	7,335	7,274
		15,819
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)	3,330	3,389
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd. 5.875% (f)(g)	3,000	2,457
FINANCIALS - 0.6%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (g)(k)	2,035	2,246
Diversified Financial Services - 0.6%
Bank of America Corp.:
5.2% (g)(k)	8,930	8,172
8% (g)(k)	3,065	3,406
8.125% (g)(k)	2,245	2,555
Citigroup, Inc. 5.95% (g)(k)	23,110	21,785
JPMorgan Chase & Co. 6% (g)(k)	23,845	22,600
Magnesita Finance Ltd. 8.625% (Reg. S) (g)	380	363
		58,881
TOTAL FINANCIALS		61,127
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (g)	350	341
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (g)	7,150	5,881
TOTAL PREFERRED SECURITIES (Cost $92,725)		89,014
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,675,371	$ 0
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.10% (b) (Cost $336,164)	336,164,030	336,164
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,016,838)		10,218,454
NET OTHER ASSETS (LIABILITIES) - 0.0%		3,715
NET ASSETS - 100%		$ 10,222,169
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 10/1/43	$ (42,200)	(42,991)
3.5% 10/1/43	(42,200)	(42,991)
3.5% 10/1/43	(15,200)	(15,485)
3.5% 10/1/43	(43,300)	(44,112)
TOTAL TBA SALE COMMITMENTS (Proceeds $141,859)		$ (145,579)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
191 CBOT 10 Year U.S. Treasury Note Contracts	Dec. 2013	$ 24,141	$ 282
646 CBOT 2 Year U.S. Treasury Note Contracts	Dec. 2013	142,292	385
283 CBOT 5 Year U.S. Treasury Note Contracts	Dec. 2013	34,256	360
154 CBOT Long Term U.S. Treasury Bond Contracts	Dec. 2013	20,540	324
249 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2013	35,381	868
TOTAL TREASURY CONTRACTS		$ 256,610	$ 2,219

The face value of futures purchased as a percentage of net assets is 2.5%
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (2) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME	Sep. 2043	$ 15,800	3-month LIBOR	3.87%	$ (680)	$ -	$ (680)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NGN	-	Nigerian naira
TRY	-	Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,096,863,000 or 20.5% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,230,000.
(j) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,337,000.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Quantity represents share amount.
(o) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(p) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,734,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 62
Security	Acquisition Date	Acquisition Cost (000s)
RDA Holding Co. warrants 2/19/14	2/27/07	$ 3,000
Station Holdco LLC	6/17/11 - 3/15/12	$ 5,096
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 4
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 15,269
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 321
Fidelity Floating Rate Central Fund	2,310
Total	$ 2,631
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 60,326	$ -	$ 5,995	$ 55,167	4.1%
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 43,706	$ 30,788	$ 5,360	$ 7,558
Consumer Staples	1,052	-	642	410
Financials	54,000	28,468	24,530	1,002
Health Care	1,262	-	-	1,262
Industrials	27,398	15,297	-	12,101
Information Technology	1,223	1,223	-	-
Materials	3,429	611	-	2,818
Utilities	205	205	-	-
Corporate Bonds	4,319,381	-	4,319,198	183
U.S. Government and Government Agency Obligations	1,866,717	-	1,866,717	-
U.S. Government Agency - Mortgage Securities	414,779	-	414,779	-
Asset-Backed Securities	4,358	-	4,358	-
Collateralized Mortgage Obligations	345,106	-	345,106	-
Commercial Mortgage Securities	132,805	-	132,805	-
Foreign Government and Government Agency Obligations	2,295,396	-	2,289,725	5,671
Supranational Obligations	45,182	-	45,182	-
Floating Rate Loans	171,392	-	157,963	13,429
Sovereign Loan Participations	10,718	-	-	10,718
Fixed-Income Funds	55,167	55,167	-	-
Preferred Securities	89,014	-	89,014	-
Other	-	-	-	-
Money Market Funds	336,164	336,164	-	-
Total Investments in Securities:	$ 10,218,454	$ 467,923	$ 9,695,379	$ 55,152
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Futures Contracts	$ 2,219	$ 2,219	$ -	$ -
Liabilities
Swaps	$ (680)	$ -	$ (680)	$ -
Total Derivative Instruments:	$ 1,539	$ 2,219	$ (680)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (145,579)	$ -	$ (145,579)	$ -
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $9,989,345,000. Net unrealized appreciation aggregated $229,109,000, of which $458,257,000 related to appreciated investment securities and $229,148,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2013